Consolidated Statements of Stockholders' Deficiency - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance value	$ (4,461,230)	$ (6,787,233)
Impact of change in functional currency	309,737
Issuance of common stock	31,351,122	253,203
Stock issued for debt settlement	391,021	157,178
Stock issuance costs	(2,649,823)
Warrants exercised to settle debt		194,359
Stock issued for services	169,396	765,576
RSU grants and vesting		211,975
Warrants exercised	2,197,930	5,934,267
Options exercised	638,336	(739,850)
Shares issued for RSUs	103,582
Conversion of debentures		522,519
Warrants issued for loan		152,751
Options issued	1,421,267	108,775
Finder’s warrants issued
RSUs granted	298,322
Equity to be issued for settlement agreement	94,300
RSU’s repurchased	(136,928)
Repayment and write-off of notes receivable	183,238
Impact of hyperinflation	473,907
Warrants issued		15,616
Comprehensive loss	(9,758,246)	(5,250,366)
Ending balance value	20,625,931	(4,461,230)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance value	$ 1,828	$ 1,253
Beginning balance, shares	185,169,793	125,339,156
Issuance of common stock	$ 1,409	$ 127
Issuance of common stock, shares	179,194,841	12,831,992
Stock issued for debt settlement	$ 24	$ 50
Stock issued for debt settlement, shares	3,000,000	5,252,740
Stock issuance costs
Warrants exercised to settle debt		$ 14
Stock issued for debt settlement, shares		1,400,000
Stock issued for services	$ 9	$ 31
Stock issued for services, shares	1,109,090	3,130,591
RSU grants and vesting		$ 14
RSU grants and vesting, shares		1,275,000
Warrants exercised	$ 92	$ 278
Warrants exercised shares	10,926,828	29,870,314
Options exercised	$ 24	$ 39
Options exercised, shares	3,375,000	3,910,000
Shares issued for RSUs	$ 9
Shares issued for RSUs, shares	1,100,000
Conversion of debentures		$ 22
Conversion of debentures, shares		2,160,000
Warrants issued for loan
Warrants issued for loan, shares
Options issued
Warrants issued for loan, shares
Finder’s warrants issued
RSUs granted
Equity to be issued for settlement agreement
RSU’s repurchased
Repayment and write-off of notes receivable
Impact of hyperinflation
Warrants issued
Warrants issued shares
Comprehensive loss
Ending balance value	$ 3,395	$ 1,828
Ending balance, shares	383,875,552	185,169,793
Share premium [member]
IfrsStatementLineItems [Line Items]
Beginning balance value	$ 35,115,302	$ 26,331,369
Impact of change in functional currency
Issuance of common stock	29,096,178	268,418
Stock issued for debt settlement	390,997	157,128
Stock issuance costs	(2,649,823)
Warrants exercised to settle debt		194,345
Stock issued for services	169,387	765,545
RSU grants and vesting		204,511
Warrants exercised	3,144,036	5,928,666
Options exercised	1,152,245	590,072
Shares issued for RSUs	111,113
Conversion of debentures		522,497
Warrants issued for loan		152,751
Options issued
Finder’s warrants issued	(1,782,560)
RSUs granted
Equity to be issued for settlement agreement
RSU’s repurchased
Repayment and write-off of notes receivable
Impact of hyperinflation
Warrants issued
Comprehensive loss
Ending balance value	64,746,875	35,115,302
Warrant and option reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance value	1,165,170	1,177,099
Impact of change in functional currency	309,737
Issuance of common stock	2,253,535
Stock issued for debt settlement
Stock issuance costs
Warrants exercised to settle debt
Stock issued for services
RSU grants and vesting
Warrants exercised	(935,888)
Options exercised	(474,906)	(136,320)
Shares issued for RSUs
Conversion of debentures
Warrants issued for loan
Options issued	1,421,267	108,775
Finder’s warrants issued	1,782,560
RSUs granted	298,322
Equity to be issued for settlement agreement
RSU’s repurchased	(136,928)
Repayment and write-off of notes receivable
Impact of hyperinflation
Warrants issued		15,616
Comprehensive loss
Ending balance value	5,682,869	1,165,170
Receivables for Equity Issued [Member]
IfrsStatementLineItems [Line Items]
Beginning balance value	(1,193,641)
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issuance costs
Warrants exercised to settle debt
Stock issued for services
RSU grants and vesting
Warrants exercised	(10,310)
Options exercised	(41,349)	(1,193,641)
Shares issued for RSUs
Conversion of debentures
Warrants issued for loan
Options issued
Finder’s warrants issued
RSUs granted
Equity to be issued for settlement agreement
RSU’s repurchased
Repayment and write-off of notes receivable	183,238
Impact of hyperinflation
Warrants issued
Comprehensive loss
Ending balance value	(1,062,062)	(1,193,641)
Obligation to issue shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance value	7,450	15,342
Impact of change in functional currency
Issuance of common stock		(15,342)
Stock issued for debt settlement
Stock issuance costs
Warrants exercised to settle debt
Stock issued for services
RSU grants and vesting		7,450
Warrants exercised
Options exercised
Shares issued for RSUs	(7,540)
Conversion of debentures
Warrants issued for loan
Options issued
Finder’s warrants issued
Equity to be issued for settlement agreement	94,300
RSU’s repurchased
Repayment and write-off of notes receivable
Impact of hyperinflation
Warrants issued
Comprehensive loss
Ending balance value	94,210	7,450
Shares to be cancelled [member]
IfrsStatementLineItems [Line Items]
Beginning balance value	5,323
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issuance costs
Warrants exercised to settle debt
Stock issued for services
RSU grants and vesting
Warrants exercised		5,323
Options exercised	2,322
Shares issued for RSUs
Conversion of debentures
Warrants issued for loan
Options issued
Finder’s warrants issued
RSUs granted
Equity to be issued for settlement agreement
RSU’s repurchased
Repayment and write-off of notes receivable
Impact of hyperinflation
Warrants issued
Comprehensive loss
Ending balance value	7,645	5,323
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Beginning balance value	(847,412)	(490,172)
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issuance costs
Warrants exercised to settle debt
Stock issued for services
RSU grants and vesting
Warrants exercised
Options exercised
Shares issued for RSUs
Conversion of debentures
Warrants issued for loan
Options issued
Finder’s warrants issued
RSUs granted
Equity to be issued for settlement agreement
RSU’s repurchased
Repayment and write-off of notes receivable
Impact of hyperinflation	473,907
Warrants issued
Comprehensive loss	(3,636,492)	(357,240)
Ending balance value	(4,009,997)	(847,412)
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Beginning balance value	(38,715,250)	(33,822,124)
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issuance costs
Warrants exercised to settle debt
Stock issued for services
RSU grants and vesting
Warrants exercised
Options exercised
Shares issued for RSUs
Conversion of debentures
Warrants issued for loan
Options issued
Finder’s warrants issued
RSUs granted
Equity to be issued for settlement agreement
RSU’s repurchased
Repayment and write-off of notes receivable
Impact of hyperinflation
Warrants issued
Comprehensive loss	(6,121,754)	(4,893,126)
Ending balance value	$ (44,837,004)	$ (38,715,250)